Shareholder Report, Average Annual Return (Details)	10 Months Ended
Dec. 31, 2025
STKd 100% NVDA & 100% AMD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	157.03%
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%